Unaudited Condensed Consolidated Statement Of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net remeasurement of post employment benefit plans
Group	£ (527)	£ 585
Associates and joint ventures	10	4
Tax on post employment benefit plans	135	(136)
Changes in the fair value of equity investments at fair value through other comprehensive income	(3)	7
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	(385)	460
Exchange differences on translation of foreign operations
Group	(126)	74
Associates and joint ventures	91	(45)
Non-controlling interests	(39)	46
Net investment hedges	(18)	(46)
Income Tax Charge Credit Relating To Exchange Differences On Translation Of Foreign Operations And Net Investment Hedges Other Comprehensive Income Group	(2)	(5)
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group	60	66
Transaction exposure hedging of the group	148	(87)
Commodity price risk hedging of the group	(7)	12
Hedges by associates and joint ventures	14	(10)
Recycled to income statement - hedge of foreign currency debt of the group	(29)	(53)
Recycled to income statement - transaction exposure hedging of the group	(64)	26
Recycled to income statement - commodity price risk hedging of the group	(35)	(18)
Tax on effective portion of changes in fair value of cash flow hedges	(17)	12
Hyperinflation adjustments	108	(3)
Tax on hyperinflation adjustments	(22)	1
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	62	(30)
Other comprehensive (loss)/income, net of tax, for the period	(323)	430
Profit for the period	2,407	2,088
Total comprehensive (loss)/income for the period	2,084	2,518
Attributable to:
Equity shareholders of the parent company	2,011	2,349
Non-controlling interests	73	169
Total comprehensive (loss)/income for the period	£ 2,084	£ 2,518